As filed with the Securities and Exchange Commission on July 26, 2010

1933 Act Registration File No. 333-30924
 1940 Act File No. 811-9821

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	13	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	15	[X]

(Check appropriate box or boxes)

ALLIED ASSET ADVISORS FUNDS
(Exact name of Registrant as Specified in Charter)

745 McClintock Drive, Suite 114
Burr Ridge, IL 60527
(Address of Principal Executive Offices)

(630) 789-9191
(Registrant's Telephone Number, including Area Code)

Bassam Osman, President
Allied Asset Advisors, Inc.
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for Service)

Copies of Communications to:
Elaine E. Richards, Esq.
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[X]	on September 30, 2010 pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 13 to the Registration Statement of Allied Asset Advisors Funds is being filed for the purpose of conforming the Trust’s Prospectus to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Prospectus
September 30, 2010

Iman Fund
(IMANX)

Investment Advisor
AAA
Allied Asset Advisors, Inc.

Iman Fund
A series of Allied Asset Advisors Funds

Trading Symbol: IMANX

Prospectus
September 30, 2010

Iman Fund (the “Fund”) is the series offered by Allied Asset Advisors Funds.  This prospectus pertains to the Fund and contains pertinent information about investing in the Fund.  Fund shares are not subject to any sales charges or Rule 12b-1 fees.  Please read this prospectus carefully before investing.

Investment Advisor
AAA
Allied Asset Advisors, Inc.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Summary Section

Investment Objective
The Fund seeks growth of capital while adhering to Islamic principles.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None
Maximum account fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s net operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions, your costs, whether or not you redeemed your shares, would be:

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shares held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

1

Principal Investment Strategies
To achieve its investment objective, the Fund seeks investments that meet Islamic principles and whose price the Fund’s investment advisor, Allied Asset Advisors, Inc. (the “Advisor”), anticipates will increase over the long term.  Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Advisor in accordance with Islamic principles.  Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations or businesses that derive a substantial amount of interest income.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.  There is no guarantee that the Fund will achieve its investment objective.

Among the securities that meet Islamic principles, the Advisor will determine a security’s attractiveness for purchase based on a number of factors, including its anticipated value and record of earnings growth, among other things.  The Fund may sell portfolio securities at any time when, in the Advisor’s judgment, their price has reached the intended target, their fundamentals have deteriorated, or there are better investment opportunities.

Principal Investment Risks
The main risks of investing in the Fund are listed below.  Like any mutual fund, you may lose money by investing in the Fund.

Market Risks:  The return on and value of your investment in the Fund will fluctuate in response to stock market movements.  Stocks and other equity securities are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the Fund.

Management Risks:  The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets.  Also, your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s selection of the Fund’s portfolio securities.  If the Advisor’s strategies do not produce the expected results, your investment could decline in value.  It is possible that the Islamic principles restrictions placed on investments and reflected in the principal investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions.

Foreign Securities Risks: The Fund’s investments in securities of non-U.S. companies (“foreign securities”) involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. companies and markets are subject, including changes in foreign exchange rates.  Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.  Non-U.S. markets may also be less liquid and more volatile than U.S. markets.  Non-U.S. markets may offer less protection to investors, and foreign companies may be subject to greater risk of expropriation of assets.  Enforcing legal rights may be difficult, costly and slow.  Transactions in foreign securities may entail higher transaction costs and various administrative difficulties.

2

Performance
The following performance information indicates some of the risks of investing in the Fund by showing the variability of the Fund’s return.  The bar chart illustrates how the Fund’s total return has varied from year to year.  The table illustrates the Fund’s average annual total return over time compared with a broad-based market index and a secondary index provided to offer a broader market perspective.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.investaaa.com.

Calendar Year Annual Returns*

*The Fund’s year-to-date return as of June 30, 2010 was [    ]%.

During the periods shown in the bar chart, the Fund’s highest quarterly return was [    ]% for the quarter ended [     ] and the lowest quarterly return was [     ]% for the quarter ended [       ].

Average Annual Total Returns for the Periods ended December 31, 2009

	1 Year	5 Years	Since 06/30/00 Fund Inception
Iman Fund
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
Dow Jones Islamic Market USA IndexSM (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the “Return Before Taxes” due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

3

Management
Investment Advisor
Allied Asset Advisors, Inc.

Portfolio Manager
Bassam Osman, Chief Executive Officer of the Advisor, has been the portfolio manager of the Fund since 2005.

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares any business day by written request via mail (Iman Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-FUNDS-85, or through a financial intermediary.  Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts are shown below.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular accounts	$250	$50
IRA accounts (Traditional, Roth, SEP and Simple IRAs)	$100	$50
Coverdell Education Savings Accounts	$100	$50

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor and its related companies may compensate the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

4

Investment Objective and Strategies

Investment Objective
The Fund seeks growth of capital in accordance with Islamic principles.  This investment objective and the investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund’s Trustees without shareholder approval.

Investment Strategies
To achieve its investment objective, the Fund seeks investments that meet Islamic principles and whose price the Advisor anticipates will increase over the long term.  Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Advisor in accordance with Islamic principles.  Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.  There is no guarantee that the Fund will achieve its investment objective.

The Advisor believes that an actively managed portfolio will enable the Fund to take advantage of opportunities in the market while staying true to Islamic principles.  Among the securities that meet Islamic principles, the Advisor will determine a security’s attractiveness for purchase based on a number of factors, including its anticipated value and record of earnings growth, among other things.  The Fund may sell portfolio securities at any time when, in the Advisor’s judgment, their price has reached the intended target, their fundamentals have deteriorated, or there are better investment opportunities.

In addition to common stocks, the Fund may also invest in equity-related securities.  These include securities that may be converted into or exchanged for common stock or the cash value of common stock – known as convertible securities – like rights and warrants.  The Fund may also invest in American Depositary Receipts (“ADRs”), which are certificates – usually issued by a U.S. bank or trust company – that represent an equity investment in a foreign company or some other foreign issuer.  ADRs are valued in U.S. dollars.  The Advisor considers ADRs to be equity-related securities.  Certain ADR programs are established without the participation of the foreign issuer and as a result, there may be less information available about the foreign issuer.  Other equity-related securities in which the Fund may invest include investments in various types of business ventures, including partnerships and joint ventures and securities of real estate investment trusts.

Additionally, the Fund may invest in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term).  The inherent value of these securities often is not widely known and as a result, the securities may be favorably priced.

The Fund may also invest in foreign equity securities including stocks and other equity-related securities.  The Advisor does not consider ADRs, American Depository Shares and other similar receipts or shares traded in U.S. markets to be foreign securities.  The Fund may invest up to 20% of its total assets in foreign securities.

Investment Risks
The main risks of investing in the Fund are listed below.

5

Market Risks:  The return on and value of your investment in the Fund will fluctuate in response to stock market movements.  Stocks and other equity securities are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the Fund.

Management Risks:  The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets.  Also, your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s selection of the Fund’s portfolio securities.  If the Advisor’s strategies do not produce the expected results, your investment could decline in value.  It is possible that the Islamic principles restrictions placed on investments and reflected in the principal investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions.

Foreign Securities Risks: The Fund’s investments in securities of non-U.S. companies (“foreign securities”) involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. companies and markets are subject, including changes in foreign exchange rates.  Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.  Non-U.S. markets may also be less liquid and more volatile than U.S. markets.  Non-U.S. markets may offer less protection to investors, and foreign companies may be subject to greater risk of expropriation of assets.  Enforcing legal rights may be difficult, costly and slow.  Transactions in foreign securities may entail higher transaction costs and various administrative difficulties.

Temporary Defensive Investment:  In response to severe or unusual adverse market, economic, political or other conditions, the Fund may make temporary defensive investments that are not consistent with its investment objective and principal investment strategies.  Such investments may prevent the Fund from achieving its investment objective.  The Fund cannot invest in interest-paying instruments frequently used by mutual funds for this purpose.  Thus, such temporary defensive investments will be held in the form of cash, similar investments, or invested in a manner consistent with Islamic principles.  If the Fund’s investment in cash or similar investments increase, the Fund may not achieve its investment objective.

Fund’s Policy on Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information (“SAI”).

6

Management of the Fund

Investment Advisor
The Fund’s investment advisor is Allied Asset Advisors, Inc., located at 745 McClintock Drive, Suite 314, Burr Ridge, Illinois, 60527.  Subject to the general supervision of the Fund’s Board of Trustees, the Advisor is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund’s investment objective and policies.  In exchange for these services, the Advisor receives a management fee, which is calculated daily and paid monthly, according to the Fund’s average daily net assets.  The Advisor is a subsidiary of the North American Islamic Trust, Inc. (“NAIT”) and was formed in 2000 to manage the Fund.  For more information about NAIT, see the SAI.

NAIT is the controlling entity of the Advisor and, as of May 31, 2010, owns [   ]% of the outstanding shares of the Fund.  NAIT intends to exercise its voting rights on issues that come before shareholders, which will affect the outcome of the vote.

The Investment Advisory Agreement for the Fund provides that the management fee for the Advisor will be at the annual rate of 1.00% of average daily net assets under management.  For the fiscal year ended May 31, 2010, the Advisor received management fees of 1.00% of the Fund’s average daily net assets.

A discussion regarding the basis of the Board of Trustees’ approval of the Advisor’s Investment Advisory Agreement with the Fund is available in the Fund’s Annual Report to Shareholders for the fiscal period ended May 31, 2010.

Portfolio Manager
Bassam Osman is the portfolio manager solely responsible for the day-to-day investment management of the Fund.  He has been the President of Allied Asset Advisors Funds since 2000.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

7

Calculating Share Price

Shares of the Fund are sold at their net asset value (“NAV”) per share, which is calculated for the Fund as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the U.S. Securities and Exchange Commission (“SEC”).  The NYSE is closed on weekends and most national holidays.  The NAV will not be calculated on days when the NYSE is closed for trading.  Because the Fund may at times invest in securities that are primarily listed on non-U.S. exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem shares of the Fund.

Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management, shareholder servicing and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by the Fund that is listed on a securities exchange is valued at its most recent sale price on that exchange as of the time when the NAV is determined.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees and as described in more detail below.

If you place a purchase order in good form (see “How to Purchase Shares”) that is delivered to the Fund or its authorized agent before the close of the regular trading session of the NYSE on any business day, your order will receive the share price determined for the Fund as of that day.  If your order is received after the close of the regular trading session of the NYSE, it will receive the price determined on the next business day.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the NYSE, the time the Fund’s NAV is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Fund’s Board of Trustees.

The Board of Trustees has also developed procedures that utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that, in the judgment of the Advisor, does not represent a fair value. The Fund may also fair value a security if the Fund or the Advisor believes that the market price is stale.  Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of regular trading on the NYSE, the Fund may value the security at a fair value.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

8

When fair value pricing is employed, the values of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale.  Therefore, if a shareholder purchases or redeems shares when the Fund holds securities valued at a fair value, that valuation may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon redemption.

How to Purchase Shares

To open an account, you must invest at least the minimum amount.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular accounts	$250	$50
IRA accounts (Traditional, Roth, SEP and Simple IRAs)	$100	$50
Coverdell Education Savings Accounts	$100	$50

Good Order Purchase Requests
When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

▪	the name of the Fund
▪	the dollar amount of shares to be purchased
▪	account application form or investment stub
▪	check payable to the “Iman Fund”

Methods of Buying

Through a broker/dealer organization
You can purchase shares of the Fund through any broker-dealer organization that has a sales agreement with the Fund’s distributor.  The broker-dealer organization is responsible for sending your purchase order to the Fund.  Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail
To open an account directly with the Fund, complete an account application form and send it together with your check to the address below.  To make additional investments once you have opened your account, send your check together with the detachable form that’s included with your Fund account statement or confirmation.  You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below.  Checks should be made payable to “Iman Fund.”  All checks should be payable in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks or traveler’s checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.  If your payment is returned for any reason, a $25 fee will be assessed against your account.  You may also be responsible for any loss sustained by the Fund for any payment that is returned.

9

Regular Mail Iman Fund U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Iman Fund U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE:          The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the post office box of U.S. Bancorp Fund Services, LLC (the Fund’s “Transfer Agent”), that does not mean that the Transfer Agent or the Fund actually received those documents.

By telephone
To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Fund toll-free at 1-888-FUNDS-85 and you will be allowed to move money, in amounts of $50 or more, from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. If you place your order with the Fund prior to close of regular trading on the NYSE shares will be purchased at that day’s NAV per share.  For security reasons, requests by telephone will be recorded.

10

By wire
To open an account, contact the Fund at 1-888-FUNDS-85 to make arrangements with a telephone representative to send in your completed application via facsimile.  Within 24 hours of receipt of the faxed application, a telephone representative will provide you with an account number and wiring instructions.  A completed account application is required in advance of a wire.  You may then contact your bank to wire funds according to the instructions you are given.  Your initial purchase will be placed as of the date the funds are received, provided the funds are received before the close of the market.  If the funds are received after the close of the NYSE, your shares will be purchased using the next business day’s NAV per share.

To make additional investments by wire, call 1-888-FUNDS-85 to notify the Fund of the incoming wire using the wiring instructions below:

U.S. Bank, National Association
                777 East Wisconsin Avenue
                Milwaukee, WI 53202        ABA #: 075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit:       Iman Fund
(your name or the title on the account)
(your account #)

The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Through an automatic investment plan
If you intend to use the Automatic Investment Plan (“AIP”), you may open your account with an initial minimum investment of $100.  Once your account has been opened, you may purchase Fund shares in the amount of $50 or more through the AIP.  You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.  To be eligible for this plan, your bank must be a U.S. institution that is an ACH member.  The Fund may modify or terminate the AIP at any time.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

You may select this service by completing the Automatic Investment Plan section of the New Account Application form and sending a voided check.  We are unable to debit mutual fund or pass-through accounts.  You may be charged a fee for any returned checks or stop payment orders.  The Fund may modify or terminate the AIP at any time.  You may terminate your participation in this Plan upon five days’ notice by calling the Transfer Agent at 1-888-FUNDS-85.

Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Applications without this information may not be accepted and orders may not be processed.  The Fund reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or to suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations.  The Fund and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.  Please contact the Fund at 1-888-FUNDS-85 if you need additional assistance when completing your application.

11

How to Sell Shares

Methods of Selling

Through a broker/dealer organization
If you purchased your shares through a broker-dealer or other financial organization, your redemption order should be placed through the same organization.  The organization is responsible for sending your redemption order to the Fund on a timely basis.  Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail
If you purchased your shares directly from the Fund, send your written redemption request to the address below.  Your request should contain the Fund’s name, your account number and the dollar amount or the number of shares to be redeemed.  Be sure to have all shareholders sign the letter.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Please see the SAI for more information.

Regular Mail Iman Fund U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Iman Fund U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

The Transfer Agent may require a signature guarantee for certain redemption requests.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

• If ownership is changed on your account;
• When redemption proceeds are payable or sent to any person, address or bank account not on record;
• When establishing or modifying certain services on an account; and/or
• If a change of address request was received by the Transfer Agent within the last 30 days.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances as the Fund or Transfer Agent determines is warranted.

12

By telephone
If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by calling 1-888-FUNDS-85.  Proceeds of a telephone redemption may be sent by check to your address of record,  wired to your bank account designated on your account, or sent via electronic funds transfer through the ACH network to a predetermined bank account.  If proceeds are wired, your bank may charge a fee to receive wired funds and the Transfer Agent charges a $15 outgoing wire fee.  Although there is no charge for proceeds to be sent through the ACH network, most transfers are completed within two business days.  A signature guarantee may be required of all shareholders to change or add telephone redemption privileges.  Once a telephone transaction has been placed, it cannot be canceled or modified, although before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  For security reasons, requests by telephone will be recorded and the caller may be asked to verify certain personal identification information.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

By writing a check
On your account application form, you may select the option to receive a checkbook so that you can redeem shares by writing checks against your Fund account.  Checks may be made payable in the amount of $250 or more.  Any checks drawn on a joint account will only require one signature.  There is a $25 charge for stopping payment of a check upon your request, or if the Transfer Agent cannot honor a check due to insufficient funds or other valid reason.

Through a systematic withdrawal plan
If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan.  Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  This program may be terminated at any time by the Fund.  You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent at least five days prior to effective date.  The systematic withdrawal plan allows you to make automatic withdrawals from your Fund account at regular intervals.  Money will be transferred from your Fund account to the checking or savings account you choose on your account application form.  If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

Shares of the Fund have not been registered for sale outside of the United States.  The Iman Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

13

When Redemption Proceeds Are Sent to You
Your shares will be redeemed at the NAV per share next determined after the Fund receives your redemption request in good order.  Your redemption request cannot be processed on days when the NYSE is closed.

Proceeds of redemption requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally, 4:00 p.m. Eastern Time) will usually be sent on the following business day.  Proceeds will be sent via check to the address of record, or can be sent by wire or electronic funds transfer through the ACH network to the bank instructions previously established on your account.  In all cases, proceeds will be sent no later than seven calendar days after the Fund receives your redemption request except as otherwise allowed under the Investment Company Act of 1940, as amended.

When making a redemption request
make sure your request is in good order. “Good order” means your letter of instruction includes:

▪	the name of the fund
▪	the dollar amount or the number of shares to be redeemed
▪	signatures of all registered shareholders exactly as the shares are registered with the signatures guaranteed if applicable.
▪	the account number

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the redemption proceeds until your purchase check has cleared (usually within 12 days).

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election will generally be subject to 10% withholding.  IRA accounts are assessed a $15 fee per account annually, capped at $30 per social security number.

Redemption In-Kind
If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s NAV, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash.

Accounts with Low Balances
Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $250 ($100 for IRA accounts) requesting that you bring the account back up to the minimum amount or close it out.  (If you started your account with an AIP, you must continue your AIP until your minimum account balance has been attained.)  If you do not respond to the request within 30 days, the Fund may close the account on your behalf and send you the proceeds.

Frequent Purchases and Redemptions
The Fund is intended for long-term investors and discourages excessive short-term trading and other abusive trading practices that may disrupt portfolio management strategies, harm performance, and create additional transaction costs that are borne by all shareholders.  Because the Fund invests in foreign securities, market timers may seek to take advantage of time zone differences that could affect the NAV of the Fund.  In addition, the Fund invests in small cap and other types of investments which are not frequently traded, which may be targets of market timers.

Accordingly, the Fund’s Board of Trustees has adopted a market timing policy under which the Fund takes steps to reduce the frequency and effect of these activities in the Fund, which includes monitoring trading activity.  The Fund applies these market timing procedures uniformly to all shareholders of the Fund.

14

The Fund attempts to deter and prevent market timing and other short-term trading practices.  To that end, the Fund reserves the right to restrict, without prior notice, any purchase or exchange order received by the Fund, that the Fund determines, in its sole discretion, not to be in the best interests of the Fund.

Limitations on Ability to Prevent Disruptive Trading

The Fund seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders.  Frequent purchases and sales of shares of the Fund may adversely affect Fund performance and the interests of long-term investors.  When a shareholder engages in frequent or short-term trading, the Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder’s shares.  This can happen when it is not advantageous to sell any securities, so the Fund’s performance may be hurt.  When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because the Fund cannot predict how much cash it will have to invest.  In addition, if the Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs.  Similarly, the Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading.  Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders.  Additionally, because the Fund invests in foreign securities, it may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit the Fund’s share price when it is based on closing prices of foreign securities established some time before the Fund calculates its own share price.  The Board has adopted policies and procedures designed to discourage or prevent frequent trading activities by Fund shareholders.  Exceptions to the trading policy will not normally be granted.

Although the Fund’s efforts are designed to discourage abusive trading practices, the possibility that such activity will occur cannot be eliminated.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries.  As a result, the Fund cannot always know or detect frequent trading that may be facilitated by the use of intermediaries through group or omnibus accounts.  However, the Fund monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading.  The Fund enters into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its trading policies.  There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies.

The Fund exercises its judgment to the best of its abilities in a manner that it believes is consistent with shareholder interest.  To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order from any shareholder the Fund believes has a history of abusive trading or whose trading, in the Fund’s judgment, has been or may be disruptive to the Fund.  In making this judgment, the Fund may consider trading done in multiple accounts under common ownership control.  The Fund or the Transfer Agent may notify the investor that a purchase order has been rejected after the day the order is placed or after acceptance by the intermediary.

15

Distributions and Taxes

The Fund makes distributions of substantially all of its net investment income and net capital gains realized on the sale of securities, if any.  These distributions are generally paid (or deemed to be paid) once each year, on or before December 31.  All distributions will automatically be reinvested in additional shares of the Fund, unless you elect to receive them in cash.  If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for six months, the Fund reserves the right to reinvest the check at the then current net asset value until you provide us with different instructions.

In general, Fund distributions are taxable to you as ordinary income or capital gains.  A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates.  You will be taxed in the same manner whether you reinvest your distributions in additional Fund shares or receive them in cash.  Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.  If the Fund distributes realized gains soon after you purchase shares, a portion of your investment may be treated as a taxable distribution.

If you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so, the Fund, by law, must withhold a percentage of your taxable distributions.

When you sell your shares of the Fund, it is considered a taxable event and you may have a capital gain or loss on the transaction.  Your individual tax liability on any gain from the sale of your shares depends on your purchase price, sale price, your marginal tax rate, on how long you have held your shares, and on other factors unique to your circumstances.

Fund distributions and gains from the sale of your shares generally will be subject to state and local income tax in addition to federal taxation.  Non-U.S. investors may be subject to U.S. withholding tax.  You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Shareholder Reports and Confirmations

As a shareholder, you will be provided annual and semi-annual reports showing the Fund’s portfolio investments and financial information.  Account and tax statements will be mailed to you on an annual basis.  You will also receive written confirmations of your purchases and redemptions.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-FUNDS-85 to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

16

Index Descriptions

The Dow Jones Islamic Market USA IndexSM is a diverse compilation of U.S. equity securities considered by the Shari’ah Supervisory Board of Dow Jones to be in compliance with Islamic principles.  The index is constructed from stocks in the Dow Jones Global Indexes (DJGI) family.  Dow Jones believes that these stocks are accessible to investors and are well traded.  The DJGI methodology removes issues that are not suitable for global investing.  The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.  The figures do not reflect any deductions for fees, expenses or taxes.  You cannot invest in an index.

The Russell 3000® Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.  You cannot invest in an index.

17

Financial Highlights

The financial highlights table below is intended to help you understand the Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions).  This information has been derived from financial statements audited by ______________________, the Fund’s independent registered public accounting firm.  __________________________’s report, along with the Fund’s financial statements, is included in the Fund’s annual report dated May 31, 2010, which is available upon request.

	Year Ended May 31,
	2010	2009		2008	2007	2006
Net asset value, beginning of period		$9.70		$8.84	$7.37	$6.97

Income (loss) from investment operations:
Net investment income (loss)(1)		(0.02)		(0.03)	(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments		(3.57)		0.90	1.48	0.43
Total from investment operations		(3.59)		0.87	1.47	0.41

Less distributions paid:
From net investment income		—		—	—	(0.01)
From net realized gain on investments		(0.19)		(0.01)	—	—
Total distributions paid		(0.19)		(0.01)	—	(0.01)

Net asset value, end of period		$5.92		$9.70	$8.84	$7.37

Total Return		(36.86)%		9.91%	19.95%	5.93%

Net assets, end of period (000’s)		$24,717		$43,137	$35,190	$26,800

Ratio of expenses to average net assets:
Before waiver and expense reimbursement or recapture		1.72%		1.36%	1.52%	1.63%
After waiver and expense reimbursement or recapture		1.72	%(2)	1.42%	1.67%	1.57%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recapture		(0.33)%		(0.25)%	0.02%	(0.29)%
After expense reimbursement or recapture		(0.33	)%(2)	(0.31)%	(0.13)%	(0.23)%
Portfolio turnover rate		108.7%		138.7%	32.2%	0.9%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Effective October 1, 2008, the Fund no longer has an Expense Waiver Agreement in place.

18

INVESTMENT ADVISOR
Allied Asset Advisors, Inc. (AAA)
Burr Ridge, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
___________________
__________

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, National Association
Milwaukee, Wisconsin

FUND COUNSEL
K&L Gates LLP
Chicago, Illinois

Key Phone Numbers

To Purchase Shares Call: 1-888-FUNDS-85 (1-888-386-3785)

Allied Asset Advisors 1-877-417-6161

North American Islamic Trust (NAIT) (630) 789-9191

Privacy Notice

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

NOT A PART OF THE PROSPECTUS

Where to find more information:
You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)
The SAI for shares of the Fund provides more details about the Fund’s policies and management.  The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio investments.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

You can obtain a free copy of these documents or request other information about the Fund by calling the Fund at 1-877-417-6161, visiting the Fund’s website at www.investaaa.com or by writing to:

Iman Fund
c/o Allied Asset Advisors, Inc.
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC Public Reference Room and copy documents while you are there.  For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
100 “F” Street NE
Washington, D.C.  20549-1520
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  In addition, copies of returns and other information about the Fund may be obtained, after paying a duplicating fee to the SEC, by electronic request at the email address publicinfo@sec.gov, or by writing to the SEC at the address above.

1940 Act File No. 811-9821

Iman Fund

Trading Symbol: IMANX

A series of Allied Asset Advisors Funds

Statement of Additional Information
September 30, 2010

Investment Advisor
AAA
Allied Asset Advisors, Inc.
745 McClintock Drive, Suite 314
Burr Ridge, IL  60527
(630) 789-0453
1-877-417-6161

This Statement of Additional Information (“SAI”) relates to the shares of Iman Fund (the “Fund”), which is the first mutual fund within the Allied Asset Advisors Funds family.  The SAI is not a prospectus but should be read in conjunction with the Fund’s current Prospectus dated September 30, 2010.  To obtain the Prospectus, please visit the Fund’s website at www.investaaa.com, call 1-888-FUNDS-85 or write to the Fund as shown below:
Regular Mail Iman Fund c/o Allied Asset Advisors, Inc. 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527
The Fund’s audited financial statements for the fiscal year ended May 31, 2010, are incorporated herein by reference to the Fund’s Annual Report.  A copy of the Annual Report may be obtained without charge by calling the Fund at 1-888-FUNDS-85 or writing to the Fund as shown above.

Table of Contents - SAI

Investment Restrictions

Fundamental Restrictions

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees” of Iman Fund (the “Fund”)) has adopted the following fundamental investment policies and restrictions that cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund.  Under the Investment Company Act of 1940 (the “1940 Act”), a “majority of the outstanding voting securities” of a fund means the vote of the lesser of:

1.	more than 50% of the outstanding voting securities of the Fund; or

2.	67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy.

The Fund may not:

1.	Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2.	Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.	Concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4.
Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

5.	Engage in the business of underwriting securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

6.	Issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.	Purchase physical commodities or contracts relating to physical commodities.

Non-Fundamental Restrictions

As a matter of non-fundamental policy, the Fund currently does not intend to:

1.	Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

2.	Purchase securities on margin or make short sales;

3.	Enter into futures contracts or purchase options thereon; and

Table of Contents - SAI

4.	Invest more than 15% of its net assets in illiquid securities.

The Fund will provide shareholders at least 60 days’ prior notice before effecting a name change or change in investment strategy.

Investment Strategies and Risks

The Fund seeks growth of capital while adhering to Islamic principles by investing, under normal circumstances, its net assets in domestic and foreign securities chosen by the Fund’s Advisor that are compatible with Islamic principles.  Islamic principles provide for the concept of Predominance or “Taghleeb,” which means that if the permissible activity predominates other activities then the investment is allowed.  This applies both to specific securities and to the portfolio as a whole.

The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve this objective as set forth above and in the Fund’s Prospectus.

When-Issued and Delayed Delivery Transactions.  The Fund may purchase securities on a when-issued or delayed delivery basis.  These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time.  The seller’s failure to complete these transactions may cause the Fund to miss a price or yield considered advantageous.  Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.  The Fund may dispose of a commitment prior to settlement if Allied Asset Advisors, Inc. (the “Advisor”) deems it appropriate to do so.  In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates.  The Fund may realize short-term profits or losses upon the sale of such commitments.  These transactions are made to secure what is considered to be an advantageous price or yield for the Fund.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date.  These assets are marked to market daily and are maintained until the transaction is settled.

Foreign Securities.  As stated in the Fund’s Prospectus, some of the securities purchased by the Fund may be securities of non-U.S. companies (“foreign securities”), though it is not anticipated by the Fund’s Advisor that the Fund will have more than 20% of the Fund’s net assets invested in foreign securities at any given time.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual non-U.S. economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position.  The internal politics of some foreign countries may not be as stable as those of the United States.  Governments in some non-U.S. countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many non-U.S. countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

Table of Contents - SAI

Legal and Regulatory Matters. Certain non-U.S. countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on some of the Fund’s foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs. Investment in foreign securities is likely to increase the Fund’s expense ratio since the cost of maintaining the custody of foreign securities is higher.

Restricted Securities.  Securities that have legal or contractual restrictions on their resale may be acquired by the Fund.  The price paid for these securities, or received upon resale, may be lower than the price paid or received for similar securities with a more liquid market.  Accordingly, the valuation of these securities reflects any limitation on their liquidity.

Other Investment Companies.  Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies.

Percentage Restrictions.  If a percentage restriction on investment or utilization of assets set forth in this Statement of Additional Information or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities is not considered a violation of the policy.

Temporary Investments.  In response to severe or unusual adverse market, economic, political or other conditions, the Fund may make temporary investments that are not consistent with its investment objective and principal investment strategies.  The Fund cannot invest in interest-paying instruments frequently used by mutual funds for this purpose and therefore may hold a substantial portion of its net assets in cash as a temporary defensive measure.  If the Fund’s investments in cash increase, the Fund may not achieve its investment objective.  Severe or unusual adverse conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy.  The Advisor may also hold cash to maintain liquidity.

The Trust

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware business trust (now called a Delaware statutory trust) on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”).  The Fund is a diversified series and has its own investment objective and policies.  The Trust may start another series or class and offer shares of a new fund or class under the Trust at any time.  The Fund’s registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware, 19801 and its principal office is at 745 McClintock Drive, Suite 314, Burr Ridge, Illinois, 60527.

Shares of the Fund, when issued, are fully paid and nonassessable.  Except as otherwise expressly provided in the Prospectus or this SAI, there are no restrictions on the right freely to retain or dispose of the Fund’s shares.  Shares of the Fund have equal dividend, voting, liquidation and redemption rights.  The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.  The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.  Shares are maintained in open accounts on the books of the Transfer Agent, and certificates for shares generally are not issued, except upon special request.

Table of Contents - SAI

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with every other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected.  In case of any liquidation of the Fund, the holders of shares of the Fund being liquidated will be entitled to receive a distribution out of the assets, net of the liabilities, belonging to the Fund.  Expenses attributable to the Fund are borne by the Fund.

The North American Islamic Trust (“NAIT”) is the controlling entity of the Advisor and, as of May 31, 2010, owned [   ]% of the outstanding shares of the Fund.  NAIT intends to exercise its voting rights on issues that come before shareholders, which will affect the outcome of the vote.

If the Trust has more than one series of shares, any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends.  If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act as permitted by the Trustees.  Upon the Trust’s liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

Management of the Fund

The Trust’s Board of Trustees governs the Trust.  The Board consists of four individuals, three of whom are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”).   The Trustees meet periodically to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund, and decide upon matters of general policy with respect to the Fund.  The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Trustees can be reached in care of the Advisor at the address shown below.

Table of Contents - SAI

Name, Age and Address	Position/Office with the Trust and Length of Time Served	Principal Occupations during the Past Five Years	No. of Funds in Complex Overseen	Other Directorships held by Trustee
Independent Trustees
Abdalla Idris Ali, 61 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	Independent Trustee since 2000	1998 to present - Director, Center of Islamic Studies, Kansas City, MO.	1	None
Mohammed Kaiseruddin, 66 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	Independent Trustee since 2000; Chairperson since 2005	1973 to present - Nuclear Engineer, Sargent & Lundy.	1	None
Muhammad M. Kudaimi, 54 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	Independent Trustee since 2009	1988 to present – Medical Doctor	1	None
Interested Trustee
*Bassam Osman, 59 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	Trustee since 2000	1980 to present – Medical Doctor; 2000 to present –Portfolio Manager to the Fund.	1	None
Officers
*Bassam Osman, 59 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	President since 2000	(See Above.)	1	N/A
Mohammad Basheeruddin, 60 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	Treasurer since 2003; Chief Compliance Officer since 2007	2001 to present – Accounting Manager, North American Islamic Trust.	1	N/A
Mujeeb Cheema, 63 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527	Secretary since 2003	2003 to present – Executive Director, North American Islamic Trust.	1	N/A
* This Trustee is deemed to be an “interested person” of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act because of his affiliation with the Advisor.

Committees.  The Independent Trustees comprise the Trust’s Audit Committee.  The Audit Committee’s functions are to:  (a) recommend independent registered public accounting firm for selection by the Board, (b) review the scope of audit, accounting and financial internal controls and the quality and adequacy of the Trust’s accounting staff with the independent accountants and other appropriate persons, (c) review with the accounting staff and the independent registered public accounting firm the compliance of the Trust’s transactions with its Advisor, administrator or any other service provider with the terms of applicable agreements, (d) review reports of the independent registered public accounting firm and comment to the Board when warranted, and (e) report to the Board at least once a year.  During the fiscal year ended May 31, 2010, the Audit Committee met [    ].

Table of Contents - SAI

The Independent Trustees also comprise the Trust’s Nominating Committee.  This Committee, which recommends to the Board persons for election to the Board, met [   ] during the fiscal year ended May 31, 2010.  The Nominating Committee considers shareholder proposals for candidates to serve as Independent Trustees.  Any such proposals should be sent to the Trust in care of the Nominating Committee Chairperson.  The final recommendation of a prospective Independent Trustee rests solely with the Nominating Committee.

Board Leadership Structure.  Three of the Board’s four Trustees are Independent Trustees, including the independent chairman of the Board, Mr. Kaiseruddin.  The fourth Trustee, Dr. Osman, is the president of the Advisor.  The Board believes that its size, composition and leadership structure is appropriate given the size of the Trust and Fund’s investment objectives.  In particular:

•
Board Composition.  The Board believes that having a majority of Independent Trustees is appropriate and in the best interest of the Fund shareholders.  However, the Board also believes that having an interested Trustee serve on the Board brings a financial perspective that is a valued element in the Trustees’ decision-making process.  In addition, Dr. Osman provides the Board with the Advisor’s perspective in managing the Fund.

•
Committees of Independent Trustees.  The Board has two standing committees – the Audit Committee and the Nominating Committee – that facilitate the discharge of the Board’s responsibilities.  The Board believes that the fact that each committee is composed entirely of Independent Trustees helps to prevent conflicts of interests and allows the Trustees to engage in candid discussions outside the presence of management.

Trustee Experience.  Each Trustee was appointed to serve on the Board because of his experience, skills and qualifications.  The following summary outlines each Trustee’s experience and skills that lead to the conclusion that each Trustee should serve as a Trustee of the Trust.

•
Abdalla Idris Ali.  In addition to his 10 years of service on the Board, Mr. Idris Ali has served as a member on the Board of Trustees for the Islamic Teaching Center (ITC) and is Director of Universal Foundation Inc.  Additionally, he is director of the Center of Islamic Studies in Kansas City.  The Board concluded that Mr. Idris Ali is suitable to act as a Trustee of the Fund because of his academic background and his extensive leadership and directorship experience.

•
Mohammed Kaiseruddin.  Mr. Kaiseruddin has served as a Trustee of the Fund for 10 years.  In addition, he is a nuclear engineer, the former chairman of the Council of Islamic Organizations of Greater Chicago and the former president of the Muslim Community Center.  The Board concluded that Mr. Kaiseruddin is suitable to act as Trustee of the Fund because of his professional, leadership and directorship experience.

•
Muhammad M. Kudaimi. Dr. Kudaimi is a medical doctor, vice-chairman of the Illiana Islamic Association and vice-president of Council on American-Islamic Relations (CAIR)-Chicago.  He also previously served as a director of the Mosque Foundation and the Universal School.  The Board concluded that Dr. Kudaimi is suitable to act as Trustee of the Fund because of his professional, leadership and directorship experience.

Table of Contents - SAI

•
Bassam Osman. Dr. Osman is a medical doctor who has been a Trustee and President of the Advisor since 2000.  The Board concluded that Dr. Osman is suitable to act as Trustee of the Fund because of his experience with the Advisor and the Trust and his extensive professional and investment management experience.

The Board believes that the different professional experiences, education and individual qualities of each Trustee contribute to the Board’s diversity of experiences and bring a variety of complementary skills that collectively allow the Board to oversee the business of the Fund in a manner consistent with the best interests of the Fund’s shareholders.

Board Oversight of Fund Risk.  The Board has not established a standing risk committee at the current time.  Rather, the Board requires the Advisor to report to the Board, on a regular and as-needed basis, on actual and possible risks to the Trust as a whole.  The Advisor reports to the Board on the various elements of risk that have affected, or that may affect, the business of the Trust, including investment risk, liquidity risk and operational risk, as well as the overall business risk relating to the Fund.

The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board’s Independent Trustees and who provides presentations to the Board at its quarterly meetings, in addition to an annual report to the Board in accordance with the Fund’s compliance policies and procedures.  The CCO also updates the Board on the application of the Fund’s compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO reports to the Board immediately in case of any problems associated with the Fund’s compliance policies and procedures that could expose (or that might have the potential to expose) the Fund to material risk.

Share Ownership.  As of December 31, 2009, the Trustees owned the following amount of the Fund:

Name of Trustee	Dollar Range of Equity Securities in the Funds (None, $1-$10,000, 10,001- $50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Abdalla Idris Ali, Independent Trustee	$[ ]	$[ ]
Mohammed Kaiseruddin, Independent Trustee	$[ ]	$[ ]
Muhammad M. Kudaimi, Independent Trustee	$[ ]	$[ ]
Bassam Osman, Interested Trustee	$[ ]	$[ ]

Trustee Compensation.  The Trustees serve without compensation, but are reimbursed for expenses incurred in connection with attendance at Board meetings.  The table below details the amount of compensation received by the Trustees from the Trust for the fiscal year ended May 31, 2010.  None of the executive officers receive compensation from the Trust.

Name and Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees*
Interested Trustees
Bassam Osman	None	None	None	None

Independent Trustees
Abdalla Idris Ali	None	None	None	None
Mohammed Kaiseruddin	None	None	None	None
Muhammad M. Kudaimi	None	None	None	None

*The term “Fund Complex” refers only to the Fund.

Table of Contents - SAI

Control Persons, Principal Holders of Securities and Management Ownership.  The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of September [  ], 2010. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding securities.  Control persons could affect the outcome of proxy voting or the direction of management of the Fund.  Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding shares.

Name and Address	Shares	% Ownership	Type of Ownership
North American Islamic Trust* 745 McClintock Drive, Suite 314 Burr Ridge, IL 60527-6688	[ ]	[ ]%	Record

Charles Schwab & Co., Inc. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4151	[ ]	[ ]%	Record

* North American Islamic Trust is organized under the laws of the State of Indiana.

As of September [   ], 2010, the Trustees and Officers, as a group, owned less than 1% of the Fund’s outstanding shares.

Investment Advisor

Allied Asset Advisors, Inc. (the “Advisor”) is a Delaware corporation that serves as investment manager to the Fund pursuant to an Investment Advisory Agreement dated as of June 29, 2000 (“Advisory Agreement”).  The Advisor is a wholly owned subsidiary of NAIT.  NAIT is a non-profit entity that qualifies as a tax-exempt organization under Section 501(c)(3) of the Internal Revenue Code.  The purpose of NAIT is to serve Islam and Muslims.  NAIT is the controlling entity of the Advisor.

At a special meeting of the Board held on January 28, 2008, the Board unanimously agreed, subject to shareholder approval, to amend the Advisory Agreement to raise the advisory fees from 0.75% to 1.00% for a difference of 25 basis points.  At a special meeting of shareholders held August 25, 2008, Fund shareholders approved the Board’s decision to amend the Advisory Agreement to raise fees accordingly.

The Advisory Agreement had an initial term of two years and continues on a year-to-year basis thereafter, provided that specific approval of continuation is given at least annually by the Board of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund.  In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Advisory Agreement nor interested persons of any such party as defined in the 1940 Act at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated upon 60 days’ notice, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund.

Table of Contents - SAI

For the services provided by the Advisor under the Advisory Agreement prior to August 25, 2008, the Advisor was entitled to receive an annual fee of 0.75%.  Effective August 25, 2008, the Advisor is entitled to receive an annual fee of 1.00%.  All fees are computed on the average daily closing net asset value of the Fund and are payable monthly.  The following table shows the advisory fees and expenses accrued and paid to the Advisor for the fiscal periods indicated below:

	Advisory Fees paid during fiscal years ended May 31,
	2010	2009	2008
Advisory Fees Accrued	$[ ]	$264,910	$286,170
Fees Waived by Advisor	$ 0	$ 0	$ 0
Fees and Expenses Recaptured by Advisor	$ 0	$ 0	$ 20,393
Total Fees and Expenses Paid to Advisor	$[ ]	$264,910	$306,563

Portfolio Managers

Dr. Bassam Osman is the portfolio manager solely responsible for the day-to-day investment management of the Fund.  He has been the President of the Trust since 2000. Because Dr. Osman does not manage any accounts other than the Fund, the Advisor has not identified any material conflicts associated with the management of the Fund.

The Portfolio Manager’s compensation is paid by the Advisor and not the Fund.  Dr. Osman is paid a fixed salary.  He receives no other compensation.

As of May 31, 2010, Dr. Osman owned shares of the Fund having a value in the range of $[_____] to $[_____].

Code of Ethics

The Trust, the Advisor and the Fund’s distributor have adopted written Codes of Ethics pursuant to Rule 17j-1 of the 1940 Act that govern the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust.  The Codes permit such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Trust.  The Codes restrict and limit, absent prior approval, certain types of transactions and includes reporting and other obligations to monitor personal transactions.

Administrative Services

Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent.  U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, a subsidiary of U.S. Bank, National Association, provides administrative personnel and services (including blue-sky services) to the Fund pursuant to an Administrative Services Agreement.  Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund.

Table of Contents - SAI

	Administration Fees paid during fiscal years ended May 31,
	2010	2009	2008
U.S. Bancorp Fund Services, LLC	$[ ]	$52,331	$54,136

USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.  The Administrator, Custodian and the Fund’s distributor are affiliated entities under the common control of U.S. Bancorp.

Custodian.  U.S. Bank, National Association (“Custodian”), 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212, is custodian for the securities and cash of the Fund.  Under the Custody Agreement, the Custodian holds the Fund’s portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of August 26, 2002 (the “Distribution Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 (the “1934 Act”) and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”) (formerly, NASD).  The offering of the Fund’s shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

Pricing of Shares

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund.  The Fund’s net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of regular trading (normally 4:00 p.m.  Eastern Time) on each day the New York Stock Exchange (the “NYSE”) is open for trading.  The NYSE is closed on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares of the Fund outstanding at such time.  An example of how the shares of the Fund calculated the net asset value per share as of May 31, 2010 is as follows:

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$
	=	$

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sale price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Table of Contents - SAI

The Fund’s securities that are traded on securities exchanges are valued at the most recent sale price on the exchange on which such securities are traded, as of the time when the net asset value is determined on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded in the NASDAQ Global Market System are valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations.  The Fund does not generally issue stock certificates representing shares purchased.  Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.  If a shareholder needs stock certificates, the Fund can issue them under special requests.

Special Incentive Programs.  At various times, the Fund may implement programs under which a dealer’s sales force may be eligible to win nominal awards for certain sales efforts or recognition programs conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund.  In addition, the Advisor or the Distributor, in its discretion may from time to time, pursuant to objective criteria, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund.  These programs will not change the price you pay for your shares or the amount that the Fund will receive from the sale.

Anti-Money Laundering.  The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT ACT”).  To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT ACT.

Table of Contents - SAI

Redemption of Shares

Signature Guarantees.  There are instances in which shareholders will be required to submit a signature guarantee.  Signature guarantees may be obtained by:

•	a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Company (“FDIC”);

•	a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

•	a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

•	any other “eligible guarantor institution” as defined in the 1934 Act.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its Transfer Agent have adopted standards for accepting signature guarantees from the above institutions.  The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantor program.  The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

Additional Documentation.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians.  The Fund’s Transfer Agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund.  The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind.  If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash and you would bear any market risks associated with such securities until they are converted into cash.

Brokerage Allocation and Other Practices

The Advisor places the Fund’s portfolio securities transactions with brokers and dealers, taking into account the costs, promptness of executions and other qualitative considerations.  There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange.  The Advisor evaluates a wide range of criteria in placing the Fund’s portfolio securities transactions, including the broker’s commission rate, execution capability, positioning, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability and prior performance in servicing the Advisor and its clients.

The Advisor, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or the Advisor by such member, broker, or dealer.  Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information; or opinions pertaining to investments.  The Advisor may use research and services provided by brokers and dealers in servicing all its clients, including the Fund, and the Advisor will not necessarily use all such services in connection with the Fund.  In accordance with the provisions of Section 28(e) of the 1934 Act, the Advisor may from time to time receive services and products that serve both research and non-research functions.  In such event, the Advisor makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

Table of Contents - SAI

For the fiscal periods indicated below, the Fund paid the following in brokerage commissions:

Aggregate Brokerage Commissions* Paid during fiscal years ended May 31,
2010	2009	2008
$[ ]	$22,745	$28,519
              *The aggregate brokerage commissions for the Fund increased for the fiscal year ended May 31, 2010 due to higher turnover and trading in the securities of the Fund.

None of the payments in brokerage commissions during the period indicated above were paid to an affiliated broker.

If the Advisor provides investment advisory services to individuals or other institutional clients, there may be occasions on which other investment advisory clients advised by the Advisor may also invest in the same securities as the Fund.  When these clients buy or sell the same securities at substantially the same time, the Advisor may average the transactions as to price and allocate the amount of available investments in a manner, which it believes to be equitable to each client, including the Fund.  On the other hand, to the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

For the fiscal periods indicated below, the Fund’s portfolio turnover rate was:

Portfolio Turnover* During fiscal years ended May 31,
2010	2009
[ ]%	108.7%
               *Portfolio turnover for the Fund increased in 2010 as a result of an increase in trades due to changing economic factors.

The portfolio turnover rate is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

Policies and Procedures for Disclosure of Fund Portfolio Holdings

Scope of Policies and Procedures.  The following policies and procedures (the "Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Fund.

Table of Contents - SAI

Disclosure Philosophy.  The Fund has adopted these Procedures to seek to ensure that the disclosure of the Fund’s portfolio holdings is accomplished in a manner that is consistent with the Fund’s fiduciary duty to its shareholders.  Under no circumstances does the Advisor or the Fund receive any compensation in return for the disclosure of information about the Fund’s portfolio securities or for any ongoing arrangements to make available information about the Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings.  The Securities and Exchange Commission (the “SEC”) requires each Fund to file its complete portfolio holdings schedule in public filings made to the SEC on a quarterly basis.  A Fund is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and is required to file its complete portfolio schedules for the first and third quarters on Form N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter.

Through Form N-CSR and Form N-Q filings with the SEC, the Fund’s full portfolio holdings are publicly available to shareholders and others on a quarterly basis.  Such filings are made on or shortly before the 60th day following the end of a fiscal quarter.  In addition, top ten holdings information for the Fund may be made available on the Fund’s website (www.investaaa.com) on a monthly, seven-day delayed basis.

The Fund’s complete portfolio schedule for the second and fourth fiscal quarter, required to be filed on Form N-CSR, will be delivered to shareholders in the Fund’s semi-annual and annual reports.  The Fund’s complete portfolio schedules for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders.

The following list describes the limited circumstances in which a Fund’s portfolio holdings are disclosed to select third parties in advance of their inclusion in the quarterly filings made with the SEC on Form N-CSR and Form N-Q.  In each instance, a determination has been made that such advance disclosure is in the best interest of the Fund’s shareholders, is supported by a legitimate business purpose and that the recipients are subject to an independent duty not to disclose or trade on the nonpublic information.

A.
Portfolio Manager.  Portfolio managers shall have full daily access to fund holdings for the Fund for which they have direct management responsibility.  Portfolio managers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.
Fund Management.  In its capacity as Advisor to the Fund, certain Fund management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings.

C.
External Servicing Agents.  Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, which include the fund accounting agent, the custodian and the trading settlement desk at U.S. Bancorp shall have daily access to all Fund portfolio holdings.  Fund Management utilizes the services of an independent service provider to assist with proxy voting.  Both U.S. Bancorp and the independent service provider may have access to full Fund portfolio holdings for the Fund for which they provide services.  The Board, Fund Counsel and the Fund’s Independent Registered Public Accounting Firm shall also have access to Fund portfolio holdings as needed to fulfill their responsibilities to the Fund.

D.
Ranking Agencies.  Morningstar, Inc. and/or Lipper Analytical Services, Inc. may receive the Fund’s full portfolio holdings on a calendar quarter or monthly basis at the sole determination of the Investment Advisor.

Table of Contents - SAI

Additions to Recipients.  Any additions to the recipients of the Fund portfolio holdings requires approval by the Advisor based on a review of:  (i) type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the proposed recipient’s relationship to the Fund; (vi) the ability of the Advisor to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (vii) whether a confidentiality agreement will be in place with such proposed recipient; and (viii) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s Advisor, principal underwriter, or any affiliated person of the Fund.

Board Approval.  The Board shall review and re-approve these Procedures as often as they deem appropriate, and make any changes that they deem appropriate.  The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by considering reports and recommendations on such disclosure by the Chief Compliance Officer (“CCO”) of the Fund concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act).

Conflict of Interest.  In the event of a conflict between the interest of the Fund and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Fund’s CCO, shall make a determination in the best interest of the Fund, and shall report such determination to the Advisor’s Board of Directors and to the Fund’s Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

Education Component.  In order to promote strict compliance with these Procedures, Fund Management has informed its employees, and other parties possessing Fund portfolio holdings information (such as the fund accounting agent and the custodian), of the limited circumstances in which the Fund’s portfolio holdings may be disclosed in advance of filings made with the Commission and the ramifications, including possible dismissal, if disclosure is made in contravention of these Procedures.

Additional Information on Distributions and Taxes

Distributions

All income dividends and capital gain distributions will automatically be reinvested in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash.  The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change.  Shareholders will receive a written confirmation of each new transaction in their account.  The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan.  Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Election to be taxed as a regulated investment company.  The Fund is qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions.  As a regulated investment company, it is the Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to federal income tax or excise taxes based on net income and net realized gains.  However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.

Table of Contents - SAI

The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to the Fund’s shareholders.  In such case, the Fund would be subject to federal, and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits, except to the extent such distributions were eligible to be treated as qualified taxable income.

Distributions of net investment income.  The Fund receives income generally in the form of dividends on its investments.  This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid.  Except as noted below in connection with “qualified taxable income,” distributions of net investment income are taxable to shareholders as ordinary income.  In the case of corporate shareholders, a portion of the distributions may qualify for the dividends-received deduction.  Payments made to shareholders are taxed in the same manner whether they are paid in cash or in additional shares.

Distributions of capital gains.  The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.  Distributions from net short-term capital gains will be taxable to shareholders as ordinary income.  Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long the shares in the Fund have been held.  Net capital gains realized by the Fund, if any, will be distributed annually.  The Fund may make an additional distribution to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions.  Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution.  In addition, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions for the period shortly after the close of each calendar year.  If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Excise tax distribution requirements.  To avoid federal excise taxes, the Code requires the Fund to distribute to its shareholders by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Fund intends to declare and pay these amounts each calendar year (in December or in January in which case the distributions are treated by the Fund’s shareholders as received in December) so that the Fund will not be subject to excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares.  By law, redemptions of Fund shares are taxable transactions for federal and state income tax purposes.  If a shareholder redeems his or her Fund shares, the Internal Revenue Service requires that any gain or loss on the redemption be reported.  If shares are held by the shareholder as a capital asset, the gain or loss that is realized will be capital gain or loss and will be long-term or short-term, generally depending on how long the Fund shares were held.  Any loss incurred on the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Fund on those shares.

By law, all or a portion of any loss that is realized upon the redemption of Fund shares will be disallowed to the extent that a shareholder buys other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption.  Any loss disallowed under these rules will be added to shareholder’s tax basis in the new shares purchased.

Qualified dividend income of individuals.   For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividend income eligible for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as qualified dividend income.  The amount of dividends paid by the Fund that may be eligible for this treatment generally may not exceed the aggregate amount of qualifying dividends received by the Fund.  Both the individual shareholders and the Fund must satisfy certain holding-period requirements.  Absent legislative changes, the special treatment of certain dividends as qualified dividend income is scheduled to expire for taxable years beginning on or after January 1, 2011.

Table of Contents - SAI

Dividends-received deduction for corporations.  In the case of corporate shareholders, it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction.  In some circumstances, a corporate shareholder will be allowed to deduct these qualified dividends, thereby reducing the tax that it would otherwise be required to pay on these dividends.  The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment.  All dividends (including the deducted portion) must be included in the alternative minimum taxable income calculation.

Investment in complex securities.  The Fund may invest in complex securities.  These investments may be subject to numerous special and complex tax rules.  These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses.  In turn, these rules may affect the amount, timing or character of the income distributed to each shareholder by the Fund.

Foreign Taxes.  The Fund may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gain) received from sources within foreign countries.  A foreign tax credit may not exceed the U.S. federal income tax otherwise payable with respect to the foreign source income.  For this purpose, each shareholder must treat as foreign source gross income (i) its proportionate share of foreign taxes paid by the Fund and (ii) the portion of any actual dividend paid by the Fund which represents income derived from foreign sources; the gain from the sale of securities will generally be treated as U.S. source income and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources.  This foreign tax credit limitation is, with certain exceptions, applied separately to separate categories of income; dividends from the Fund paid in taxable years beginning before January 1, 2007 will be treated as “passive” or “financial services” income and dividends paid in taxable years beginning after December 31, 2006 will generally be treated as “passive” or “general” income for this purpose.  The effect of this limitation may be to prevent shareholders from claiming as a credit the full amount of their pro rata share of the Fund’s foreign income taxes.  In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals, and shareholders will not be eligible to claim a foreign tax credit with respect to foreign income taxes paid by the Fund unless certain holding period requirements are met.  The Fund will make such an election only if it deems it to be in the best interest of its shareholders.  A shareholder not subject to U.S. tax may prefer this election not be made.  The Fund will notify shareholders in writing each year if it makes the election and of the amount of foreign income taxes, if any, to be passed through to the shareholders and the amount of foreign taxes, if any, for which shareholders of the Fund will not be eligible to claim a foreign tax credit because the holding period requirements (described above) have not been satisfied.

Independent Registered Public Accounting Firm

_________________________________________________________, serves as the Fund’s independent registered public accounting firm, whose services include auditing the Fund’s financial statements.

Proxy Voting Guidelines

The Advisor has established Proxy Voting Guidelines (“Guidelines”), which explain the Advisor’s procedures with respect to voting the Fund’s proxies.  Generally, the Trust has delegated its proxy voting process to the Advisor.  The Guidelines provide a basic policy to govern the proxy voting procedures.

Table of Contents - SAI

According to the Guidelines, the Advisor votes proxies in a manner designed to maximize the value of its clients’ investment.  The Advisor generally votes in accordance with management’s recommendations.  If the Advisor believes management is not acting on behalf of the best interests of the Fund and its shareholders, the Advisor will not vote with management.

Conflicts of Interest.  The Advisor’s duty is to vote in the best interests of its clients and Fund shareholders.  Therefore, in situations where there is a conflict of interest between the interests of the Advisor and the interests of the client, the Advisor will take one of the following steps to resolve the conflict:

1.	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the part of the Advisor;

2.	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service;

3.	Refer the proxy to the client or to a fiduciary of the client for voting purposes;

4.	Suggest that the client engage another party to determine how the proxy should be voted; or

5.	Disclose the conflict to the client or, with respect to the Fund, the Board (or its delegate) and obtain the client’s or Board’s direction to vote the proxies.

Policies of the Fund’s Advisor.  The Advisor is in a better position than the Board to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted in a timely fashion.  As stated above, the Board therefore delegates its authority to vote proxies to the Advisor, subject to the supervision of the Board.  Moreover, the Board authorizes the Advisor to retain a third party proxy voting service, such as Investor Responsibility Research Center, to provide recommendations on proxy votes or vote proxies on the Fund’s behalf.

In the event of a conflict between the interests of the Advisor and the Fund, the Advisor’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction to vote the proxies.  The Board has delegated this authority to the Independent trustees, and the proxy voting direction in such a case shall be determined by a majority of the independent trustees.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ended June 30.  The Fund’s proxy voting record is available without charge, upon request, by calling toll-free 1-877-417-6161 and on the SEC’s web site at www.sec.gov.

Financial Statements

The audited financial statements for the Fund are incorporated by reference to the Fund’s Annual Report for the fiscal year ended May 31, 2010, as filed with the Securities and Exchange Commission.

Table of Contents - SAI

ALLIED ASSET ADVISORS FUNDS

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)		Declaration of Trust

(1)
Declaration of Trust is herein incorporated by reference to the Registrant’s Initial Filing of the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on February 23, 2000.

	(2)	Amended and Restated Certificate of Trust is herein incorporated by reference to the Registrant’s Initial Filing of the Registration Statement on Form N-1A, filed with the SEC on February 23, 2000.

(3)
Written Instrument Fixing the Number of Trustees is herein incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on May 23, 2000.

(4)
Written Instrument Establishing and Designating Classes of Interest is herein incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on May 23, 2000.

(b)		By-laws

	(1)	By-laws are herein incorporated by reference to the Registrant’s Initial Filing of the Registration Statement on Form N-1A, filed with the SEC on February 23, 2000.

	(2)	Amendment to the By-laws is herein incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on May 23, 2000.

(c)
Instruments Defining Rights of Security Holders are herein incorporated by reference to the Registrant’s Initial Filing of the Registration Statement on Form N-1A, filed with the SEC on February 23, 2000.

(d)		Investment Advisory Agreement

(1)
Investment Advisory Agreement dated August 26, 2008 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed with the SEC on September 25, 2009.

(e)		Distribution Agreement

	(1)	Distribution Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed with the SEC on October 1, 2002.

(A)   Amendment dated December 13, 2006 to the Distribution Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed with the SEC on September 25, 2009.

(f)		Bonus or Profit Sharing Contracts – None.

(g)		Custody Agreement

	(1)	Custody Agreement is herein incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on May 23, 2000.

(A)
Amendment dated March 25, 2008 to the Custody Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed with the SEC on September 26, 2008.

(h)		Other Material Contracts

(1)
Fund Administration Servicing Agreement is herein incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on May 23, 2000.

(A)
Amendment dated March 25, 2008 to the Fund Administration Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed with the SEC on September 26, 2008.

(2)	Transfer Agent Servicing Agreement is herein incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on May 23, 2000.

(A)
Amendment dated March 25, 2008 to the Transfer Agent Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed with the SEC on September 26, 2008.

(3)
Fund Accounting Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed with the SEC on September 26, 2008.

(A)
Amendment dated March 25, 2008 to the Fund Accounting Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed with the SEC on September 26, 2008.

	(4)	Power of Attorney is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed with the SEC on August 1, 2003.

	(5)	Power of Attorney is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed with the SEC on October 1, 2004.

	(6)	Power of Attorney – Filed herewith.

(i)		Opinion and Consent of Counsel is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed with the SEC on October 1, 2002.

(j)		Consent of Independent Registered Public Accounting Firm – To be filed by amendment.

(k)		Omitted Financial Statements – None.

(l)
Agreement Relating to Initial Capital is herein incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed with the SEC on May 23, 2000.

(m)		Rule 12b-1 Plan – Not applicable.

(n)		Rule 18f-3 Plan – Not applicable.

(o)		Reserved

(p)		Code of Ethics

	(1)	Joint Code of Ethics for the Registrant and Advisor - Filed herewith.

(2)
Code of Ethics for the Access Persons of Quasar Distributors, LLC is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed with the SEC on September 25, 2009.

Item 29.  Persons Controlled by or Under Common Control with the Fund

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article V of the Registrant’s Agreement and Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Manager

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds Trust

Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
DoubleLine Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	Thompson Plumb Funds, Inc.
Harding Loevner Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wall Street Fund
Hennessy SPARX Funds Trust	Wexford Trust
Hotchkis and Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds
Jacob Funds, Inc.

(b)	To the best of the Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)	Not applicable.

Item 33.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202
Registrant's Investment Advisor	Allied Asset Advisors, Inc. 745 McClintock Drive, Suite 114 Burr Ridge, IL 60527
Registrant's Custodian	U.S. Bank, N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant's Distributor	Quasar Distributors, LLC 615 East Michigan St. Milwaukee, WI 53202

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post Effective Amendment No. 13 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the Village of Burr Ridge and the State of Illinois on the 26th day of July 2010.

ALLIED ASSET ADVISORS FUNDS

By: /s/ Bassam Osman
Bassam Osman
Chairperson and President

Pursuant to the requirements of the Securities Act of 1933 as amended, this Registration Statement has been signed below by the following persons in the capacities and on July 26, 2010.

Signature	Title

/s/Bassam Osman	Trustee, Chairperson and President
Bassam Osman

/s/Abdalla Idris Ali*	Trustee
Abdalla Idris Ali

/s/Mohammed Kaiseruddin*	Trustee
Mohammed Kaiseruddin

/s/Muhammad M. Kudaimi*	Trustee
Muhammad M. Kudaimi

/s/Mohammad Basheeruddin*	Treasurer
Mohammad Basheeruddin

/s/Mujeeb Cheema*	Secretary
Mujeeb Cheema

*Signed by
/s/Bassam Osman
Bassam Osman
Attorney in Fact pursuant to Powers of Attorney filed August 1, 2003, October 1, 2004 and herewith.

EXHIBIT INDEX

Exhibit	Exhibit No.
Power of Attorney	EX.99.h.6
Joint Code of Ethics for the Registrant and Advisor	EX.99.p.1